Supplemental Disclosure of Non-cash Financing Activities	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]	Supplemental disclosure of non-cash financing activities: During the six months ended June 30, 2024, we issued 2,549 shares of common stock upon the cashless exercise of 4,000 warrants.